CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS - OPERATING ACTIVITIES
Loss for the period	$ (18,530)	$ (42,367)	$ (120,459)
Income and expense items not involving cash flows:
Depreciation and amortization	162,679	143,023	143,404
Effect of indexation, translation and fair value measurement on debt	(9,312)	26,208	3,131
Other income, net	(15,899)	(65)	(2,045)
Gain from acquisition	(19,467)
Loss from notes exchange, net		2,350
Changes in assets and liabilities:
Trade accounts receivable	(7,686)	(28,061)	5,256
Other receivables and other current assets	3,999	(2,316)	4,196
Inventories	(3,999)	(10,262)	8,649
Trade accounts payable	21,733	(2,834)	(6,185)
Deferred revenue and customers' advances	(35,858)	16,572	15,435
Other current liabilities	18,174	13,445	(5,595)
Deferred tax liability, net	4,791	1,130	(4,516)
Employee related liabilities and other long-term liabilities	7,368	4,622	(4,022)
Net cash provided by operating activities	107,993	121,445	37,249
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(117,166)	(105,189)	(28,066)
Proceeds from investment realization	31,400
Proceeds related to sale and disposal of property and equipment	5,751	600
Acquisition of subsidiary (a)	(40,000)
Investment grants received	33,292
Investments in other assets, intangible assets and others		(1,521)	(1,472)
Interest bearing deposits, including designated deposits	98,007	(98,007)
Net cash provided by (used in) investing activities	11,284	(204,117)	(29,538)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of shareholders' equity	22,653	158,825	52,922
Debts repayment	(141,242)	(57,599)	(13,670)
Net cash provided by (used in) financing activities	(118,589)	101,226	39,252
Effect of foreign exchange rate change	86	26	(73)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	774	18,580	46,890
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	100,375	81,795	34,905
CASH AND CASH EQUIVALENTS - END OF PERIOD	101,149	100,375	81,795
NON-CASH ACTIVITIES
Investments in property and equipment	15,546	7,896	5,703
Conversion of convertible debentures to share capital and exercise of warrant	7,006	37,567	4,101
Reclassification of warrant to shareholders' equity			404
Stock based compensation to the Banks		2,478	3,829
Shares issued to the Banks in consideration for the interest reduction, following September 2006 amendment with the Banks as further amended	12,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	23,357	21,641	25,717
Cash paid during the period for income taxes	2,907	3,757	2,010
(a) ACQUISTION OF SUBSIDIARY, SEE ALSO NOTE 3: Assets and liabilities of the subsidiary as of June 2, 2011
Working capital (excluding cash and cash equivalents)	(2,534)
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Long-term liabilities	(74,984)
Total assets and liabilities of the subsidiary	82,097
Less :
Issuance of share capital	22,630
Gain from acquisition	19,467
Total adjustments to assets and liabilities of the subsidiary	42,097
Cash paid for the acquisition of a subsidiary	$ 40,000